Allocation of Purchase Price of Assets Acquired and Liabilities Assumed (Detail)) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Assets
Goodwill	$ 319,778			$ 270,678	$ 250,342
CoAdna Holdings, Inc.
Assets
Accounts receivable			$ 5,684
Inventories			6,189
Prepaid and other assets			2,454
Property, plant & equipment			3,181
Intangible assets			16,072
Goodwill			24,898
Total assets acquired			58,478
Liabilities
Accounts payable			4,006
Other accrued liabilities			4,103
Long term accrued income taxes			6,656
Deferred tax liabilities			897
Total liabilities assumed			15,662
Net assets acquired			$ 42,816
Redstone Aerospace Corporation
Assets
Accounts receivable		$ 1,606
Other Assets		215
Property, plant & equipment		350
Intangible assets		9,100
Goodwill		21,596
Total assets acquired		32,867
Liabilities
Non-Interest bearing liabilities		980
Deferred tax liabilities		2,152
Total liabilities assumed		3,132
Net assets acquired		$ 29,735